Equity - contributed equity (Tables)	12 Months Ended
Jun. 30, 2021
Text block [abstract]
Summary of equity - contributed equity

	Consolidated
	2021 Shares	2020 Shares	2021 $	2020 $
Ordinary shares - fully paid	132,012,209	94,598,369	80,290,062	48,781,214

Summary of movements in ordinary share capital
Movements in Ordinary share capital

Details	Date	Shares	Issue price	$
Balance	1 July 2019	62,166,673		36,641,519
Share placement	1 November 2019	10,000,000	$0.400	4,000,000
Share placement	16 April 2020	18,041,667	$0.400	7,216,667
Issued under the Share Purchase Plan	11 May 2020	4,390,010	$0.400	1,756,004
Issued on conversion of options		19	$4.000	76
Share issue transaction costs		—	$0.000	(833,052)

Balance	30 June 2020	94,598,369		48,781,214
Issued on conversion of options	28 August 2020	25,000	$0.493	12,313
Institutional placement under ANREO	12 October 2020	20,525,820	$0.800	16,420,656
Retail placement under ANREO	26 October 2020	11,017,075	$0.800	8,813,660
Issued on conversion of options	2 March 2021	391,500	$0.635	248,661
Issued on conversion of options	15 March 2021	25,000	$0.493	12,313
Share placement	28 April 2021	3,037,580	$1.407	4,274,633
Issued on achievement of a milestone	21 May 2021	2,391,865	$1.421	3,400,000
Less: share issue transaction costs		—	$0.000	(1,673,388)

Balance	30 June 2021	132,012,209		80,290,062